SUBSEQUENT EVENTS (Details)			12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Jun. 30, 2025 shares	Oct. 30, 2024 $ / shares shares	Nov. 07, 2023 $ / shares	Sep. 30, 2023 shares
NATURE OF THE BUSINESS
Number of shares issued | shares			4,501
Exercise price of warrants (in dollars per share)						$ 25.8
Percentage of placement fees	6
Reimbursed expenses | $	$ 100,000
Threshold number of days within which registration statement is filed	20 days
Number of warrants outstanding | shares			26,332	3,424,291			261,029
Offering price (in dollars per share)		$ 12.18
Threshold period to file registration statement on Form S-3 from the date of the Purchase Agreements		45 days
Threshold period to use commercially reasonable efforts to cause registration statement to become effective from closing date of the Purchase Agreements		90 days
Number of warrants held by other investors who are not participating in the Offering | shares		2,904
Offering price of warrant		$ 12.18
Registered direct offering
NATURE OF THE BUSINESS
Number of shares issued | shares	25,663	161,403
Gross proceeds | $		$ 2,800,000
Private Placement
NATURE OF THE BUSINESS
Public offering price for each share together with warrant	$ 240
Purchase price of warrant per share	240
Pre-Funded Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 0.0001	$ 0.0001
Offering price (in dollars per share)		$ 12.18
Pre-Funded Warrants | Registered direct offering
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	1,420	120,800
Series C Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 240
Series C Warrants | Private Placement
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	27,083
Series D Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 240
Multiplier used for shares issuable upon cashless exercise option	1
Number of warrants outstanding | shares				0
Series D Warrants | Private Placement
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	27,083
Placement Agent Warrants
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	1,354
Exercise price of warrants (in dollars per share)	$ 240
Percentage of shares issued to common stock and pre-funded warrants offered	5
May 2024 Series A Warrant
NATURE OF THE BUSINESS
Number of warrants outstanding | shares					12,205
Private Common Warrants
NATURE OF THE BUSINESS
Offering price (in dollars per share)		$ 12.18
Private Common Warrants | Registered direct offering
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares		564,407
Maximum
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)		$ 80
Maximum | Series D Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 47.55
Minimum
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)		$ 25.8
Minimum | May 2024 Series A Warrant
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)					$ 150
Subsequent events
NATURE OF THE BUSINESS
Percentage of placement fees	6
Reimbursed expenses | $	$ 100,000
Threshold number of days within which registration statement is filed	20 days
Threshold number of days registration statement becomes effective, in the event of not including audited financial statements in registration statement	50 days
Threshold number of days registration statement becomes effective, in the event of including audited financial statements in registration statement	90 days
Subsequent events | Registered direct offering
NATURE OF THE BUSINESS
Number of shares issued | shares	19,247,498
Subsequent events | Private Placement
NATURE OF THE BUSINESS
Public offering price for each share together with warrant	$ 0.32
Purchase price of warrant per share	$ 0.3199
Subsequent events | October 2024 Offering
NATURE OF THE BUSINESS
Gross proceeds | $	$ 6,500,000
Subsequent events | Pre-Funded Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 0.0001
Subsequent events | Pre-Funded Warrants | Registered direct offering
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	1,065,002
Subsequent events | Series C Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 0.32
Subsequent events | Series C Warrants | Private Placement
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	20,312,500
Subsequent events | Series D Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 0.32
Multiplier used for shares issuable upon cashless exercise option	1
Subsequent events | Series D Warrants | Private Placement
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	20,312,500
Subsequent events | Placement Agent Warrants
NATURE OF THE BUSINESS
Number of common stock called by warrants | shares	1,015,625
Exercise price of warrants (in dollars per share)	$ 0.32
Percentage of shares issued to common stock and pre-funded warrants offered	5
Subsequent events | May 2024 Series A Warrant
NATURE OF THE BUSINESS
Number of warrants outstanding | shares					9,153,846
Subsequent events | Maximum | Series D Warrants
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)	$ 0.0634
Subsequent events | Minimum | May 2024 Series A Warrant
NATURE OF THE BUSINESS
Exercise price of warrants (in dollars per share)					$ 0.2